COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Accrued legal fees	$ 700,000	$ 100,000